Note 7 - Income Taxes - Income Before Income Tax Domestic and Foreign (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Foreign	$ 52,186	$ (489,187)
Domestic	(10,559,121)	(7,148,837)
Net loss before tax	$ (10,506,935)	$ (7,638,024)